Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property, Plant And Equipment, net

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Cost
Construction in progress	$178,952	$146,806	$327,778	$166,166
Plant and buildings	411,143	395,169	326,902	266,455
Machinery and equipment	560,274	550,230	343,400	327,316
Motor vehicles	4,024	3,972	4,987	4,804
Office equipment and furniture	38,971	39,497	28,959	13,425
Leasehold improvements	287,616	329,124	215,477	210,092
Land	6,234	7,020	7,272	7,227
Total cost	$1,487,214	$1,471,818	$1,254,775	$995,485
Less: Accumulated depreciation	486,005	408,607	265,046	140,450
Less: Accumulated impairment	120,241	111,233	—	—
Property, plant and equipment, net	$880,968	$951,978	$989,729	$855,035